Loans Receivable and Allowance for Loan Losses - Summary of loans were modified as TDR (Details 9) (Loans receivable, USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Loans receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Maturity/amortization concession		$ 97	$ 97	$ 264
Below market interest rate concession				1,588
Total		$ 97	$ 97	$ 1,852